Financial Instruments - Summary of Financial Instruments (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and banks	$ 188,774,700	$ 233,844,913
Financial assets, class [member]
Disclosure of detailed information about financial instruments [line items]
Cash and banks	188,774,700	233,844,913
Fair value through profit or loss	1,734,518,063	541,722,654
Held to maturity investments	1,256,394,950	27,718,228
Loans and receivables	1,305,227,521	926,540,358
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [line items]
Amortized cost	$ 7,959,722,044	$ 7,310,962,385